Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 1,193,531	$ 170,673	¥ (1,346,800)	¥ (4,822,321)